Note 14 - Other Supplemental Information	12 Months Ended
Dec. 31, 2015
Disclosure Text Block Supplement [Abstract]
Additional Financial Information Disclosure [Text Block]
14.	Other supplemental information

	2015	2014	2013

Franchisor operations
Revenues	$98,376	$90,684	$80,450
Operating earnings	27,707	22,071	19,435
Initial franchise fee revenues	5,474	5,042	5,817
Depreciation and amortization	3,533	3,252	6,641
Total assets	86,982	94,843	118,847

Cash payments made during the period
Income taxes	$3,358	$21,432	$16,522
Interest	4,366	n/a	n/a

Non-cash financing activities
Increases in capital lease obligations	$1,217	$1,133	$1,150

Other expenses
Rent expense	$20,229	$19,408	$18,976